AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 10, 2022
1933 Act Registration File No.: 333-227298
1940 Act File No.: 811-23377
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post‑Effective Amendment No. 88	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 89	☒
TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)
898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)
(Registrant’s Telephone Number, including Area Code) (844) 986-7676
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)
Copies to:

Eric W. Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 72 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 28, 2021, and pursuant to Rule 485(a)(2) would have become effective on December 12, 2021.
Post-Effective Amendment No. 76 was filed on December 10, 2021, and pursuant to Rule 485(b)(1)(iii) would have become effective on January 11, 2022.
Post-Effective Amendment No. 84 was filed on January 11, 2022, and pursuant to Rule 485(b)(1)(iii) would have become effective on February 10, 2022.

This Post-Effective Amendment No. 88 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 1, 2022, as the new date upon which the Amendment shall become effective.
This Post-Effective Amendment No. 88 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 88 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on February 10, 2022.
Tidal ETF Trust
By: /s/ Eric W. Falkeis
Eric W. Falkeis
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 88 to its Registration Statement has been signed below by the following persons in the capacities indicated on February 10, 2022.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*Dusko Culafic	Trustee
Dusko Culafic

*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By: /s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney filed previously.